Shareholders' Deficit- Common Stock Shares (Q2) (Details)		6 Months Ended	12 Months Ended
	Jan. 30, 2021 shares	Jun. 30, 2023 Vote $ / shares shares	Dec. 31, 2022 VOTE $ / shares shares	Dec. 31, 2021 $ / shares shares	Feb. 09, 2021 shares
Class of Stock [Line Items]
Stock conversion basis of Class B to Class A common stock at time of initial Business Combination		1
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		500,000,000	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share		1	1
Common shares, shares issued (in shares)		918,402	48,300,000	48,300,000
Common shares, shares outstanding (in shares)		918,402	48,300,000	48,300,000
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		50,000,000	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1
Common shares, shares issued (in shares)		12,075,000	12,075,000	12,075,000	10,062,500
Common shares, shares outstanding (in shares)	12,075,000	12,075,000	12,075,000	12,075,000	10,062,500
Stock split ratio	1.2
Shares subject to forfeiture	1,575,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%	20.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	20.00%